U.S. SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                  AMENDED FORM 24F-2
                        ACCESSION NUMBER 0000708950-96-000004
                          ANNUAL NOTICE OF SECURITIES SOLD
                               PURSUANT TO RULE 24F-2


1.   NAME AND ADDRESS OF ISSUER:


          ACACIA CAPITAL CORPORATION
          4550 MONTGOMERY AVE., STE. 1000N
          BETHESDA, MD 20814


2.   NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS
     NOTICE IS FILED:


         CALVERT  RESPONSIBLY  BALANCED
         CALVERT  RESPONSIBLY  GLOBAL  EQUITY
         CALVERT  RESPONSIBLY  CAPITAL  ACCUMULATION
         CALVERT  RESPONSIBLY  STRATEGIC  GROWTH
         CALVERT  RESPONSIBLY  MONEY  MARKET



3.   INVESTMENT COMPANY ACT FILE NUMBER:


         811-3591

     SECURITIES ACT FILE NUMBER:


         2-80154

4(A).   LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:


         DECEMBER 31, 1995


4(B).   CHECK BOX IF THIS NOTICE IS BEING FILED LATE (I.E., MORE
        THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR).

                                                         [    ]

        NOTE: IF THE FORM IS BEING FILED MORE THAN 90 DAYS AFTER
        THE END OF THE ISSUER'S FISCAL YEAR, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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                                    -2-

4(C).   CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING
        THIS FORM.

                                                        [    ]

5.      CALCULATION OF REGISTRATION FEE:

   (I). AGGREGATE SALE PRICE OF SECUR-
        ITIES SOLD DURING THE FISCAL YEAR
        PURSUANT TO SECTION 24(F):                   $0.00


  (II). AGGREGATE  PRICE  OF  SECURITIES
        REDEEMED  OR  REPURCHASED
        DURING  THE  FISCAL  YEAR:                  -$0.00


 (III). AGGREGATE  PRICE  OF  SECURITIES
        REDEEMED  OR  REPURCHASED  DURING
        ANY  PRIOR  FISCAL  YEAR  ENDING  NO
        EARLIER  THAN  OCTOBER  11,  1995
        THAT  WERE  NOT  PREVIOUSLY  USED  TO
        REDUCE  REGISTRATION  FEES  PAYABLE
        TO  THE  COMMISSION:                        -$0.00


  (IV). TOTAL  AVAILABLE  REDEMPTION  CREDITS
        [ADD  ITEMS  5(II)  AND  5(III)]:           -$0.00

   (V). NET  SALES  --  IF  ITEM  5(I)  IS
        GREATER  THAN  ITEM  5(IV)
        [SUBTRACT  ITEM  5(IV)  FROM  ITEM  5(I)]:   $0.00


  (VI). REDEMPTION  CREDITS  AVAILABLE  FOR
        USE  IN  FUTURE  YEARS  IF  ITEM  5(I)  IS
        LESS  THAN  ITEM  5(IV)  [SUBTRACT  ITEM
        5(IV)  FROM  ITEM  5(I)]:                    $0


 (VII). MULTIPLIER  FOR  DETERMINING  REGISTRATION
        FEE  (SEE  INSTUCTION  C.8):                 X   .0003030


(VIII). REGISTRATION  FEE  DUE  [MULTIPLY  ITEM
        5(V)  BY  ITEM  5(VII)]  (ENTER  "0"  IF
        NO  FEE  IS  DUE):                          =$0.00
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                  -3-

6.    PREPAID SHARES

       IF  THE  RESPONSE  TO  ITEM  5(I)  WAS  DETERMINED  BY  DEDUCTING  AN
AMOUNT  OF  SECURITIES  THAT  WERE  REGISTERED     UNDER  THE  SECURITIES
ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE [EFFECTIVE DATE OF RESCISISON OF RULE 243-2], THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE: _______.
IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL
YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE:________.



7. INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR

                                                     +$

8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE 5(VIII) PLUS LINE7]:

                                                     =$


9. DATE OF REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX
    DEPOSITORY:  N/A




     METHOD  OF  DELIVERY:
                    [   ]   WIRE  TRANSFER

                    [   ]   MAIL  OR  OTHER  MEANS



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                                    -4-



                                SIGNATURES


THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSON ON
BEHALF OF THE ISSUER AND IN THE CAPACITY AND ON THE DATE
INDICATED.

BY  (SIGNATURE  AND  TITLE)*        WILLIAM  M.  TARTIKOFF
                                    /S/ WILLIAM M. TARTIKOFF
                                    GENERAL COUNSEL





DATE:  January 5, 2000

*PLEASE  PRINT  THE  NAME  AND  TITLE  OF  THE  SIGNING  OFFICER  BELOW  THE
SIGNATURE.
































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